Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2020	2019	2018

Fixed compensation	6,335	4,821	3,329
Variable compensation	55,909	22,060	30,316
Total	62,244	26,881	33,645

Summary of transactions between related parties explanatory
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2020	2019	2020	2019	2018

Shareholders with significant influence (i)	(5,667,588)	(732,420)	(53,881)	(49,779)	(40,585)
Securities	112,127	123,813	9,629	10,381	147,258
Securities purchased under agreements to resell	—	196,009	—	1,550	—
Accounts receivable	11,238	594	505	1,025	—
Securities sold under repurchase agreements	(5,780,430)	(1,000,168)	(62,951)	(58,078)	(3,586)
Borrowings	(10,523)	(52,668)	(1,064)	(4,657)	(184,257)

(i)	These transactions are mainly related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party.